Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year (a)	Summary Compensation Table Total for First PEO(1) (b)($)	Summary Compensation Table Total for Second PEO(1) (b)($)	Compensation Actually Paid to First PEO(2) (c)($)	Compensation Actually Paid to Second PEO(2) (c)($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) (d)($)	Average Compensation Actually Paid to Non-PEO NEOs(3) (e)($)	Total Shareholder Return(4) (f)($)	Peer Group Total Stockholder Return(5) (g)($)	Net Income (h)($ in 000’s)	Revenue (i)($ in 000’s)(6)
2024	—	4,475,343	—	(1,831,659)	1,083,800	(243,152)	125.08	169.50	(140,753)	139,911
2023	—	6,461,784	—	7,893,707	1,426,892	1,979,763	295.90	149.87	259	149,266
2022	—	6,181,824	—	3,173,970	1,679,458	488,844	220.66	140.06	127,672	119,597
2021	926,201	2,845,283	3,504,213	5,855,070	1,203,559	3,735,263	350.90	115.50	11,212	95,868

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	During fiscal year 2021, Mr. Hancock served as our Principal Executive Officer (“First PEO”) until July 30, 2021. Mr. Green became our PEO (“Second PEO”) during fiscal year 2021 on July 30, 2020.

Peer Group Issuers, Footnote [Text Block]

(5)	This column represents cumulative peer group TSR computed in accordance with Note (4). The peer group used for this purpose is the Nasdaq U.S. Benchmark Pharmaceuticals TR Index (“Peer Group”), which we also use for purposes of the stock performance graph included in our Annual Report on Form 10-K for the fiscal year ended April 30, 2024, reflected as of the end of each respective fiscal year.

Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The following table sets forth the adjustments made during the fiscal year presented to arrive at CAP to our First PEO during the fiscal year:

Fiscal Year 2021($)
Summary Compensation Table (“SCT”) Total Compensation	926,201
Deduct for amounts reported under “Stock Awards” and “Option Awards” in SCT	(650,066)
Fair value as of fiscal year-end of equity awards granted during the fiscal year that remain unvested	2,509,152
Change in fair value of outstanding prior fiscal years’ equity awards that remain unvested as of fiscal year-end	706,862
Fair value on vesting date for awards granted and vested in the same fiscal year	–
Change in fair value from prior fiscal year-ended to vesting date of prior years’ awards that vested during the fiscal year	12,064
Fair value as of prior fiscal year-end of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	–
Compensation Actually Paid (“CAP”)	3,504,213

The following table sets forth the adjustments made during each fiscal year presented to arrive at CAP to our Second PEO during each fiscal year:

	Fiscal Year 2024($)	Fiscal Year 2023($)	Fiscal Year 2022($)	Fiscal Year 2021($)
SCT Total Compensation	4,475,343	6,461,784	6,181,824	2,845,283
Deduct for amounts reported under “Stock Awards” and “Option Awards” in SCT	(3,776,336)	(5,112,128)	(4,642,450)	(1,436,153)
Fair value as of fiscal year-end equity awards granted during the fiscal year that remain unvested	1,530,891	3,770,410	1,775,441	4,445,940
Change in fair value of outstanding prior fiscal years’ equity awards that remain unvested as of fiscal year-end	(2,176,285)	870,673	(1,301,754)	–
Fair value on vesting date for awards granted and vested in the same fiscal year	283,912	1,316,033	930,938	–
Change in fair value from prior fiscal year-ended to vesting date of prior years’ awards that vested during the fiscal year	(782,980)	979,038	229,971	–
Fair value as of prior fiscal year-end of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	(1,386,204)	(392,103)	–	–
CAP	(1,831,659)	7,893,707	3,173,970	5,855,070

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,083,800	$ 1,426,892	$ 1,679,458	$ 1,203,559
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ (243,152)	1,979,763	488,844	3,735,263
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)	The following table sets forth the adjustments made during each fiscal year presented to arrive at average CAP for our Non-PEO NEOs as a group for each fiscal year:

	Fiscal Year 2024($)	Fiscal Year 2023($)	Fiscal Year 2022($)	Fiscal Year 2021($)
Average SCT Total Compensation for Non-PEO NEOs	1,083,800	1,426,892	1,679,458	1,203,559
Deduct for amounts reported under “Stock Awards” and “Option Awards” in SCT	(634,886)	(806,364)	(923,180)	(400,045)
Fair value as of fiscal year-end equity awards granted during the fiscal year that remain unvested	257,382	594,743	353,069	1,426,623
Change in fair value of outstanding prior fiscal years’ equity awards that remain unvested as of fiscal year-end	(433,795)	310,754	(961,026)	1,478,099
Fair value on vesting date for awards granted and vested in the same fiscal year	47,722	207,565	185,111	–
Change in fair value from prior fiscal year-ended to vesting date of prior years’ awards that vested during the fiscal year	(265,633)	324,766	155,412	27,027
Fair value as of prior fiscal year-end of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	(297,742)	(78,593)	–	–
Average CAP to Non-PEO NEOs	(243,152)	1,979,763	488,844	3,735,263

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
•	The Company’s cumulative TSR and the Peer Group’s cumulative TSR;

Compensation Actually Paid vs. Net Income [Text Block]
•	The Company’s Net Income; and

Compensation Actually Paid vs. Company Selected Measure [Text Block]
•	The Company’s Selected Measure, for which we have selected Revenue.

Total Shareholder Return Vs Peer Group [Text Block]		TSR
Tabular List of Financial Performance Measures

Tabular List of Financial Performance Measures

Following is an unranked list of the Avid financial performance measures we consider most important in linking the compensation actually paid to our Named Executive Officers for fiscal year 2024 with Avid’s performance.

•	Revenue (as used in our Annual Cash Bonus Plan and Annual LTI Awards)

•	Adjusted EBITDA (as defined in the discussion of our Annual Cash Bonus Plan included in the Compensation Discussion and Analysis above and as used in our Annual Cash Bonus Plan)

•	Backlog (as defined in the discussion of our Annual Cash Bonus Plan included in the Compensation Discussion and Analysis above and as used in our Annual Cash Bonus Plan)

•	Adjusted Net Income (as used in our Annual LTI)

Total Shareholder Return Amount	[2]	$ 125.08	295.90	220.66	350.90
Peer Group Total Shareholder Return Amount	[3]	169.50	149.87	140.06	115.50
Net Income (Loss) Attributable to Parent		$ (140,753,000)	$ 259,000	$ 127,672,000	$ 11,212,000
Company Selected Measure Amount	[4]	139,911,000	149,266,000	119,597,000	95,868,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue (as used in our Annual Cash Bonus Plan and Annual LTI Awards)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA (as defined in the discussion of our Annual Cash Bonus Plan included in the Compensation Discussion and Analysis above and as used in our Annual Cash Bonus Plan)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Backlog (as defined in the discussion of our Annual Cash Bonus Plan included in the Compensation Discussion and Analysis above and as used in our Annual Cash Bonus Plan)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Net Income (as used in our Annual LTI)
Stock And Option Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (634,886)	$ (806,364)	$ (923,180)	$ (400,045)
Equity Awards Granted [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		257,382	594,743	353,069	1,426,623
Equity Awards Remain Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(433,795)	310,754	(961,026)	1,478,099
Awards Granted And Vested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		47,722	207,565	185,111	0
Vesting Date Of Prior [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(265,633)	324,766	155,412	27,027
Equity Awards Granted In Prior [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(297,742)	(78,593)	0	0
Mr Hancock [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]				926,201
PEO Actually Paid Compensation Amount	[6]				3,504,213
Mr Green [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]	4,475,343	6,461,784	6,181,824	2,845,283
PEO Actually Paid Compensation Amount	[6]	(1,831,659)	7,893,707	3,173,970	5,855,070
Mr. Hancock [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					926,201
PEO Actually Paid Compensation Amount					$ 3,504,213
PEO Name					Mr. Hancock
Mr. Hancock [Member] | Stock And Option Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ (650,066)
Mr. Hancock [Member] | Equity Awards Granted [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,509,152
Mr. Hancock [Member] | Equity Awards Remain Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					706,862
Mr. Hancock [Member] | Awards Granted And Vested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Mr. Hancock [Member] | Vesting Date Of Prior [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					12,064
Mr. Hancock [Member] | Equity Awards Granted In Prior [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Mr. Green [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		4,475,343	6,461,784	6,181,824	2,845,283
PEO Actually Paid Compensation Amount		(1,831,659)	7,893,707	3,173,970	$ 5,855,070
PEO Name					Mr. Green
Mr. Green [Member] | Stock And Option Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,776,336)	(5,112,128)	(4,642,450)	$ (1,436,153)
Mr. Green [Member] | Equity Awards Granted [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,530,891	3,770,410	1,775,441	4,445,940
Mr. Green [Member] | Equity Awards Remain Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,176,285)	870,673	(1,301,754)	0
Mr. Green [Member] | Awards Granted And Vested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		283,912	1,316,033	930,938	0
Mr. Green [Member] | Vesting Date Of Prior [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(782,980)	979,038	229,971	0
Mr. Green [Member] | Equity Awards Granted In Prior [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,386,204)	$ (392,103)	$ 0	$ 0
First Non Peo Neo [Member]
Pay vs Performance Disclosure [Table]
Non Peo Name		Daniel R. Hart	Daniel R. Hart	Daniel R. Hart	Daniel R. Hart
Second Non Peo Neo [Member]
Pay vs Performance Disclosure [Table]
Non Peo Name		Matthew R. Kwietniak	Matthew R. Kwietniak	Mark R. Ziebell	Mark R. Ziebell
Third Non Peo Neo [Member]
Pay vs Performance Disclosure [Table]
Non Peo Name		Richard A. Richieri	Richard A. Richieri
Fourth Non Peo Neo [Member]
Pay vs Performance Disclosure [Table]
Non Peo Name		Mark R. Ziebell	Mark R. Ziebell

[1]	The following table sets forth the adjustments made during each fiscal year presented to arrive at average CAP for our Non-PEO NEOs as a group for each fiscal year:
[2]	This column represents cumulative Company total shareholder return (“TSR”). TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (fiscal 2021, fiscals 2021-2022, fiscals 2021-2023 and fiscals 2021-2024), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[3]	This column represents cumulative peer group TSR computed in accordance with Note (4). The peer group used for this purpose is the Nasdaq U.S. Benchmark Pharmaceuticals TR Index (“”), which we also use for purposes of the stock performance graph included in our Annual Report on Form 10-K for the fiscal year ended April 30, 2024, reflected as of the end of each respective fiscal year.
[4]	SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (that is not TSR or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected Revenue as this measure for fiscal year 2024 as reflected in column (i) in the first table above. Revenue is a Generally Accepted Accounting Principle measure reported in the Notes to Consolidated Financial Statements in the Company’s Annual Report on Form 10-K for the fiscal year ended April 30, 2024. This performance measure may not have been the most important financial performance measure for fiscal years 2023, 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
[5]	During fiscal year 2021, Mr. Hancock served as our Principal Executive Officer (“First PEO”) until July 30, 2021. Mr. Green became our PEO (“Second PEO”) during fiscal year 2021 on July 30, 2020.
[6]	The following table sets forth the adjustments made during the fiscal year presented to arrive at CAP to our First PEO during the fiscal year: